Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8:-	SUBSEQUENT EVENTS

On October 22, 2018, The Company entered into a securities purchase agreement (the “Purchase Agreement”). Pursuant to the Purchase Agreement, the Company agreed to sell to the investors, and the investors agreed to purchase from the Company, in a private placement, an aggregate of (i) 3,100,000 shares of common stock, for a purchase price of $1.00 per share, and (ii) 1,350 shares of newly created Series A Preferred Stock (each convertible into 1,000 shares of common stock), for a purchase price of $1,000 per share, for aggregate gross proceeds under the Purchase Agreement of $4,450. The Company also agreed to issue to the investors Series A warrants (the “Series A Warrants”) to purchase an aggregate of 4,450,000 shares of common stock (equal to 100% of the shares of common stock sold (on an as-converted basis with respect to shares of Series A Preferred Stock)), and Series B warrants (the “Series B Warrants, and together with the Series A Warrants, the “Warrants”), to purchase an aggregate of 4,450,000 shares of common stock (equal to 100% of the shares of common stock sold (on an as-converted basis with respect to shares of Series A Preferred Stock)). The Series A Warrants will have an exercise price of $1.10 per share, and the Series B Warrants will have an exercise price of $1.00 per share. The investors under the Purchase Agreement include prior investors in the Company and a lender to the Company.

The Series A Warrants, when issued, will have a term of 5 years from issuance, and the Series B Warrants will have a term that expires 20 days following the later of (i) the public announcement of Phase II clinical data for LO2A and (ii) six months following the issuance date, provided that, for each day after the issuance date that an Equity Conditions Failure (as defined in the Series B Warrants) has occurred, the expiration date of the Series B Warrants will be extended by one day.

In the event that, during the period commencing upon execution of the Purchase Agreement, and expiring on the trading day immediately following the date that the Company has raised, beginning after the issuance date of the Warrants, at least $10 million in gross proceeds from the issuance of the Company’s securities, the Company issues or sells common stock (or securities convertible into or exercisable into common stock) at a purchase price (or conversion or exercise price, as applicable) lower than the exercise price of the Warrants, than the exercise price of the Warrants will be reduced to such lower price, subject to certain exceptions.

Pursuant to the Purchase Agreement, the Company granted to the investors thereunder, for a period of three years from the closing date of the Purchase Agreement, a right of participation of up to an aggregate of 35% in any subsequent offering of the Company, subject to certain exceptions.

The Warrants will be exercisable on a cashless basis in the event that, six months after the closing of the Purchase Agreement, there is not an effective registration statement for the resale of the shares underlying the Warrants. The Warrants may not be exercised to the extent such exercise would cause the holder to beneficially own more than 4.99% (or 9.99%, at the election of the investor) of the Company’s outstanding common stock.

Pursuant to the Purchase Agreement, the Company agreed that it will not, for a period commencing upon the closing of the Purchase Agreement, until the earlier of (i) 150 days following the date that all of the common stock, issued pursuant to the Purchase Agreement, and issuable upon conversion of the Series A Preferred Stock and exercise of the Warrants, are registered for resale, (ii) six months after the date that a non-affiliate investor under the Purchase Agreement may first sell securities purchased thereunder under Rule 144, (iii) 120 days following the listing of the common stock on a Qualified Market (as defined below) and (iv) the first trading day that the weighted average price of the common stock exceeds $5.00 per share for 10 consecutive trading days occurring after the date that a registration statement covering the resale of all of the common stock, issued pursuant to the Purchase Agreement, and issuable upon conversion of the Series A Preferred Stock and exercise of the Warrants, are registered for resale, offer or sell any common stock (or securities convertible into or exercisable into common stock), or file any registration statement, other than pursuant to the Registration Rights Agreement or on Form S-8, subject to certain exceptions.

In connection with the Purchase Agreement, on October 22, 2018, the Company filed a Certificate of Designations of Series A Preferred Stock (the “Series A Certificate of Designations”) with the Secretary of State of Delaware. Pursuant to the Series A Certificate of Designations, the Company designated 1,350 shares of preferred stock as Series A Preferred Stock. The Series A Preferred Stock has a stated value of $1,000 per share and is convertible into shares of common stock in an amount determined by dividing the stated value of $1,000 by the conversion price of $1.00, such that each share of Series A Preferred Stock is convertible into 1,000 shares of common stock. The Series A Preferred Stock may not be converted into common stock to the extent such conversion would cause the holder to beneficially own more than 4.99% (or 9.99%, at the election of the investor) of the Company’s outstanding common stock. The Series A Preferred Stock is entitled to dividends on an as-converted basis with the common stock. The Series A Preferred Stock votes with the common stock on an as-converted basis, subject to the beneficial ownership limitation.

The Company will be obligated to pay liquidated damages to the investors if the Company fails to file the resale registration statement when required, fails to cause the Registration Statement to be declared effective by the SEC when required, fails to maintain the Registration Statement and upon the occurrence of certain other events. The Company shall pay to each investor cash equal to 2% of such investor’s total purchase price on the dates of each deficiency and on the 30th day after such deficiencies until such deficiencies are cured, up to a maximum of 10% of the purchase price.

The Company engaged ThinkEquity, a division of Fordham Financial Management, Inc. (“ThinkEquity”), as the placement agent for the private placement, pursuant to a placement agency agreement between the Company and ThinkEquity (the “Placement Agency Agreement”). The Company will pay ThinkEquity a fee equal to 8% of the gross proceeds, excluding proceeds received from certain investors for its services as placement agent, and will issue to ThinkEquity or its designees warrants to purchase 267,000 shares of common stock (equal to 6% of the shares of common stock sold (on an as-converted basis with respect to shares of Series A Preferred Stock)).

Such warrants will have an exercise price of $1.00 per share and will otherwise have the same terms as the Series A Warrants issued to the investors. The Company will also pay to ThinkEquity a non-accountable expense allowance of $30,000 and reimburse ThinkEquity for its legal expenses in connection with the offering in the amount of $50,000. The Company granted to ThinkEquity a right of first refusal for a period of nine months following the closing of the offering, to act as sole financial advisor, sole investment banker, sole book-runner, and/or sole placement agent, for each and every future public and private equity and debt offering of the Company during such period, on terms and conditions customary to ThinkEquity. The Company will also pay Mesodi Consultation & Investments, Ltd. (“Mesodi”) a fee of $89,000 and will issue to Mesodi warrants to purchase 89,000 shares of common stock. Such warrants will have the same terms as the Warrants issued to the investors, in connection with the private placement.

In connection with the Purchase Agreement, on October 19, 2018 the Company and its wholly-owned subsidiary Wize Pharma Ltd. (“Wize Israel”) entered into an amendment to the existing convertible loan (the “Amendment”). Pursuant to Amendment, the maturity date under the (i) 2016 Loan Agreement, and (ii) 2017 Loan Agreement, was amended to be the earliest of (a) 90 days following the date that the registration statement the Company will file under the Registration Rights Agreement covering the resale of all common stock, issued pursuant to the Purchase Agreement, and issuable upon conversion of the Series A Preferred Stock and exercise of the Warrants, are registered for resale for investors who are not a party to the Loan Agreements Amendment, (b) 90 days following the date on which all securities issued to investors under the Purchase Agreement are no longer deemed registrable securities under the Registration Rights Agreement, and (c) one year following the closing under the Purchase Agreement. In addition, pursuant to the Amendment, the expiration date of the investment right under the 2016 Loan Agreement and the 2017 Loan Agreement was amended to be 180 days after the Loan Agreements Maturity Date.

NOTE 15:-	SUBSEQUENT EVENTS

a.	On January 8, 2018, Wize Israel entered into a Memorandum of Understanding (“MOU”) with Resdevco in connection with the License Agreement (see also Note 5), pursuant to which, Resdevco granted to Wize Israel and its permitted assignees an exclusive royalty bearing license to sell and distribute worldwide (excluding the Licensed Territories, Switzerland, Germany and Netherlands, the “Additional Territories”), under the LO2A licensed technology, products in the field of ophthalmic disorders, under the terms and conditions set forth in the MOU, including the following: (i) the license for each Additional Territory shall be conditional on signing a specific license agreement for each Additional Territory that shall include the basic terms and conditions set forth in the MOU, including reaching minimum sales targets in such Additional Territory pursuant to a formula set forth in the MOU; (ii) for each Additional Territory, both Wize Israel and the local distributor shall be responsible to pay Resdevco a minimum per product fee in accordance with a formula set forth in the MOU and the agreement with the distributor shall be subject to Resdevco’s prior approval (which shall not be unreasonably withheld); (iii) if Resdevco introduces Wize Israel to a distributor in any Additional Territory, Wize Israel will enter good faith negotiations with such distributor and, if Wize Israel does not reach an agreement with such distributor, Resdevco may enter into a distribution agreement with such distributor, in which case, Wize Israel will provide the services it typically provides to its other distributors in consideration for a portion of the royalties payable to Resdevco; and (iv) the license granted under the MOU is for an initial term of 5 years and, thereafter, automatically renews for additional terms of 5 years each, subject to full compliance with the terms set forth in the MOU and as long as the License Agreement is in effect. The MOU also provides that it shall be in effect until a definitive agreement reflecting the terms of the MOU is executed, which the parties committed to exercise their best efforts to do within three months.

b.	On January 21, 2018, Resdevco provided a notice to Wize Israel and the Subsidiary agreeing to postpone Wize Israel’s minimum royalty payment obligation of $150 with respect to the United States pursuant to the License Agreement (the “2018 Payment”) from January 1, 2018 to July 29, 2018, provided that Resdevco would be entitled to offset any amounts owed by Resdevco to Wize Israel against the 2018 Payment.

c.	On February 6, 2018, the Company filed a Registration Statement on Form S-1 for the purpose of registering (i) 2,218,794 shares Common Stock; (ii) 1,396,428 shares of Common Stock which are issuable upon conversion of 2016 Loan and 2017 Loan; (iii) 1,534,626 shares of Common Stock which are issuable upon the exercise of certain investment rights granted by us to such selling stockholders and (iv) 904,036 shares of Common Stock which are issuable upon exercise of warrants issued by us to these selling stockholders.

d.	On February 22, 2018, the Company’s Board of Directors approved the adoption of the 2018 Stock Incentive Plan (the “2018 Plan”), including an Israeli annex to comply with Israeli law, in particular the provisions of section 102 of the Israeli Income Tax Ordinance. Under the 2018 Plan, the Company may grant its employees, directors, consultants and/or contractors’ stock options, shares of Common Stock, restricted stock and restricted stock units of the Company. The Board of Directors is currently serving as the administrator of the 2018 Plan, although the 2018 Plan allows for the administrator to be a committee of the Board of Directors appointed by the Board of Directors for the purpose of the administration of the 2018 Plan. Each stock option granted is exercisable, unless otherwise determined by the administrator, in twelve equal installments over the three - year period from the date of grant. Unless otherwise determined by the administrator, the term of each award will be seven years. The exercise price per share subject to each option will be determined by the administrator, subject to applicable laws and to guidelines adopted by the Board of Directors from time to time. In the event the exercise price is not determined by the administrator, the exercise price of an option will be equal to the closing stock price of the Common Stock on the last trading day prior to the date of grant. Upon the adoption of the 2018 Plan, the Company’s Board of Directors reserved for issuance 435,052 shares of Common Stock.

e.	On February 28, 2018, the Company received notices from existing stockholders and lenders to exercise investment rights and warrants to purchase an aggregate of 575,134 shares of Common Stock. As of March 26, 2018, the Company received the aggregate exercise price of approximately $0.9 million and issued the underlying shares of Common Stock.

f.	On March 1, 2018, the Company filed a certificate of amendment (the “Amendment”) to its Certificate of Incorporation with the Secretary of State of the State of Delaware in order to effectuate the Reverse Stock Split (see also Note 12b).